Subsequent Events (Details) - USD ($)		Mar. 21, 2024	Jan. 11, 2024	Jan. 09, 2024	Feb. 14, 2024	Feb. 09, 2024	Dec. 31, 2023	Sep. 22, 2023	Jun. 30, 2023	Apr. 13, 2023	Sep. 08, 2022	Aug. 15, 2022	May 23, 2019
Subsequent Events (Details) [Line Items]
Ordinary shares, par value	[1]						$ 1		$ 1
Maximum [Member]
Subsequent Events (Details) [Line Items]
Purchase price, per share								$ 0.2		$ 0.02	$ 0.002
Ordinary shares, par value													$ 1
Minimum [Member]
Subsequent Events (Details) [Line Items]
Purchase price, per share								$ 0.02		$ 0.002	$ 0.0001
Ordinary shares, par value												$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares vested, rate				50.00%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Shares purchased (in Shares)			20,000,000
Purchase price, per share			$ 0.68
Aggregate price (in Dollars)			$ 13,600,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Purchase price, per share						$ 1
Ordinary shares, par value					$ 0.2
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Purchase price, per share						$ 0.2
Ordinary shares, par value					$ 1
Board of Directors Chairman [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock award, ordinary shares (in Shares)				340,000
Shares vested, rate				50.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Shares purchased (in Shares)		10,000,000
Purchase price, per share		$ 1.2
Gross proceeds (in Dollars)		$ 12,000,000

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.